Consolidated Statements of Changes in Stockholders' Equity (deficiency) - CAD ($) $ in Thousands		Total	Management [Member]	Voting Common Stock Outstanding [Member]	Voting Common Stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Management [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Beginning Balance at Mar. 25, 2023		$ (603)			$ 96,774	$ 23,504		$ (120,845)	$ (36)
Beginning Balance, Shares at Mar. 25, 2023				18,830,969
Net loss		(4,631)						(4,631)
Cumulative translation adjustment	[1]	58							58
Total comprehensive loss		(4,573)
Compensation expense resulting from equity settled restricted stock units granted to Management			$ 27				$ 27
Settlement of stock units (Value)					1,706	(1,706)
Settlement of stock units (Shares)				335,000
Ending Balance at Mar. 30, 2024		$ (5,149)			98,480	21,825		(125,476)	22
Ending Balance, Shares at Mar. 30, 2024		19,165,969		19,165,969
Net loss		$ (12,819)						(12,819)
Cumulative translation adjustment	[1]	(66)							(66)
Total comprehensive loss		(12,885)
Settlement of stock units (Value)					2,088	(2,088)
Settlement of stock units (Shares)				408,718
Exercise of stock options (Value)		23			41	(18)
Exercise of stock options (Shares)				20,000
Ending Balance at Mar. 29, 2025		$ (18,011)			100,609	19,719		(138,295)	(44)
Ending Balance, Shares at Mar. 29, 2025		19,594,687		19,594,687
Net loss		$ (3,395)						(3,395)
Cumulative translation adjustment	[1]	38							38
Total comprehensive loss		(3,357)
Settlement of stock units (Value)		$ 565			565	(565)
Settlement of stock units (Shares)		110,588		110,588
Ending Balance at Mar. 28, 2026		$ (21,368)			$ 101,174	$ 19,154		$ (141,690)	$ (6)
Ending Balance, Shares at Mar. 28, 2026		19,705,275		19,705,275

[1]	The change in cumulative translation adjustments is not due to reclassifications out of accumulated other comprehensive income (loss).